Basis Of Presentation Basis of Presentation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statement [Abstract]
Reclassified costs	$ 15.5	$ 14.6